Document and Entity Information	0 Months Ended
Apr. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 28, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 28, 2014
Prospectus Date	Mar. 31, 2014
Multi-Class Prospectus | PACE® Large Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PLAAX
Multi-Class Prospectus | PACE® Large Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLACX
Multi-Class Prospectus | PACE® Large Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLAYX
Class P Prospectus | PACE® Large Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLCX